Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2019	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Increase Decrease in Derivative Financial Assets Liability	¥ 43,561	¥ 42,464
Adjustments for decrease (increase) in Financial assets at fair value through profit or loss		(2,641,416)	¥ (1,478,356)
Increase Decrease in Others	8,494	4,563
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Adjustments for decrease (increase) in Financial assets at fair value through profit or loss	¥ (16,422)	(2,641,416)	¥ (1,478,356)
At fair value [member] | Reclassification From Level2 To Level3 Of Fair Value Hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Adjustments for decrease (increase) in Financial assets at fair value through profit or loss		¥ (15,944)